Nature of business and organization (Details Narrative)	1 Months Ended						12 Months Ended
	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 17, 2020 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2020 shares
common stock shares outstanding							17,547,118	17,145,000
Total consideration				$ 1,500,000	¥ 10,500,000
Deposits									$ 465,460	¥ 160,000
Due to related party							$ 324,337	$ 188,202	$ 1,082,000	¥ 7,340,000
Sale of Stock, Number of Shares Issued in Transaction			130,000
Sale of Stock, Price Per Share | $ / shares			$ 2.00
Private Placement [Member]
Sale of common stock private placement						50,000
Share Price | $ / shares							$ 1.00	$ 1.00
Subsequent Event [Member]
Sale of Stock, Number of Shares Issued in Transaction	20,000	100,000
Sale of Stock, Price Per Share | $ / shares	$ 4.00	$ 4.00
Zhong Yuan Investment [Member]
Percentage of holding							100.00%	100.00%
Number of shares exchanged							161,500,000	161,500,000
common stock shares outstanding								170,000,000
Percentage of shares Outstanding							95.00%	95.00%
Shares Outstanding											170,000,000
China Bio [Member]
Percentage of holding							100.00%
BF Beijing [Member]
Percentage of holding								100.00%
Cash consideration | $							$ 1,351,500	$ 1,351,500